FINANCIAL INSTRUMENTS - Categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 35,293
Financial liabilities at amortised cost, category [member] | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	11,640	$ 5,603
Financial liabilities at amortised cost, category [member] | Payroll and social security taxes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	40,472	30,328
Financial liabilities at amortised cost, category [member] | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,011	217
Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	29,238	31,826
Financial liabilities at amortised cost, category [member] | Tax liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,253	6,249
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	52,525	50,532
HFT assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,147	9,355
Other financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,428	1,219
Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	126,171	100,504
Clarice | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,099	5,063
WAE | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	816	9,647
L4 | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,653	$ 8,604
Ratio | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,876
PointSource | Financial liabilities at amortised cost, category [member] | Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 9,461